Earnings/(Loss) per Common Share - Earnings/(Loss) per share, basic and diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income attributable to Navios Holdings common stockholders, from continuing operations	$ 15,480	$ 16,027	$ 29,945	$ 590
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(940)	(1,284)	(1,871)	(2,561)
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from continuing operations	(8,333)	(4,203)	(16,056)	489
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	6,207	10,540	12,018	(1,482)
Income attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	0	28,933	0	39,370
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from discontinued operations	0	(8,248)	0	(9,773)
Income attributable to Navios Holdings common stockholders, basic from discontinued operations	0	20,685	0	29,597
Income attributable to Navios Holdings common stockholders, diluted from discontinued operations	0	20,685	0	29,597
Income attributable to Navios Holdings common stockholders, diluted	6,207	31,225	12,018	28,115
Income attributable to Navios Holdings common stockholders, diluted	$ 6,207	$ 31,225	$ 12,018	$ 28,115
Denominator:
Denominator for basic earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,744,450	22,654,825	22,744,450	22,643,215
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$ 0.27	$ 0.47	$ 0.53	$ (0.07)
Basic earnings per share attributable to Navios Holdings common stockholders from discontinued operations	0	0.91	0	1.31
Basic earnings per share attributable to Navios Holdings common stockholders	$ 0.27	$ 1.38	$ 0.53	$ 1.24
Denominator for diluted earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,850,450	22,848,328	22,850,450	22,845,014
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$ 0.27	$ 0.46	$ 0.53	$ (0.07)
Diluted earnings per share attributable to Navios Holdings common stockholders from discontinued operations	0	0.91	0	1.30
Diluted earnings per share attributable to Navios Holdings common stockholders	$ 0.27	$ 1.37	$ 0.53	$ 1.23
Weighted average Number of Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	30,535,679	9,033,380	30,387,225	7,476,991
Earnings per share to Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	$ 0.27	$ 1.38	$ 0.53	$ 1.24